Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) (Pension Benefits [Member], CAD)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	7,535	6,576	6,507
ABO	6,887	5,998
Fair value of plan assets	6,299	5,731	4,992